OPERATING LEASES - Narrative (Details)		1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended								33 Months Ended
	Jun. 30, 2025 USD ($)	Jan. 31, 2025 USD ($) vessel	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2015 USD ($) vessel	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel contract	Dec. 31, 2023 USD ($) vessel contract	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) vessel T	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Jun. 30, 2025 USD ($)	Feb. 28, 2022
Lessee, Lease, Description [Line Items]
Gain on sale of assets										$ 21,427,000			$ 9,188,000	$ 34,185,000
Additions													14,549,000
Right-of-use liabilities, additions and modifications													9,500,000
Charter hire expenses										22,715,000			42,225,000	57,406,000
Service element under ship operating expense										8,200,000			22,300,000	17,300,000
Impairment loss on right of use assets										0			0	0
Total minimum lease payments										10,539,000	$ 10,539,000	$ 10,539,000
Operating lease, cost										22,700,000			42,200,000	57,200,000
Short-term lease cost										19,800,000			35,500,000	50,100,000
Operating lease, payments										$ 23,300,000			$ 36,100,000	$ 66,700,000
Operating lease, weighted average discount rate, percent										6.50%	6.50%	6.50%	6.50%	5.02%
Operating lease, weighted average remaining lease term										3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	4 years 6 months	4 years 8 months 12 days
Number of vessels chartered-out on fixed rate time charters | vessel										8	8	8	9
Number of vessels leased out index linked time charters | vessel										27	27	27	31
Number of owned vessels | vessel										35	35	35	40
Forecast
Lessee, Lease, Description [Line Items]
Increase in finance lease assets and liabilities		$ 47,500,000
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease, expense										$ 800,000			$ 600,000	$ 600,000
Minimum
Lessee, Lease, Description [Line Items]
Lease term										1 year	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term													10 years
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Daily time charter rate															$ 9,000
Charter contract term															3 years
Number of annual options to extend charter period | vessel															4
Lease term															3 years
Renewal term																			1 year
Charter hire expenses													$ 2,000,000
Golden Hawk
Lessee, Lease, Description [Line Items]
Daily time charter rate							$ 13,200						13,200
Daily time charter rate extension													14,200	13,700
Maximum amount of reimbursement payable													$ 1,750,000
Amount of reimbursement paid														$ 1,750,000
Renewal term													2 years	2 years
Additions													$ 14,549,000
MV Admiral Schmidt And Vitus Bering
Lessee, Lease, Description [Line Items]
Vessels deadweight capacity | T															104,550
Office Leases
Lessee, Lease, Description [Line Items]
Additions													0
Total minimum lease payments										$ 200,000	$ 200,000	$ 200,000	1,100,000	$ 1,700,000
Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Total minimum lease payments										10,400,000	$ 10,400,000	10,400,000	13,200,000	19,900,000
Admiral Schmidt And Vitus Bering Leases
Lessee, Lease, Description [Line Items]
Additions													$ 9,500,000
Golden Hawk
Lessee, Lease, Description [Line Items]
Gain on sale of assets			$ 5,800,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel											0		0
Property, plant and equipment, gross										1,881,600,000	$ 1,881,600,000	1,881,600,000	$ 2,134,300,000
Accumulated depreciation										463,400,000	$ 463,400,000	463,400,000	$ 475,000,000.0
Supramax Vessels
Lessee, Lease, Description [Line Items]
Cash consideration				$ 21,600,000
Gain on sale of assets			5,800,000
SFL
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel											1		1
Number of finance leases | vessel											7
Daily time charter rate								$ 19,135
Variable interest rate level																0.10%
Number of vessels sold and leased back | vessel											8
Variable lease expense										2,600,000			$ 2,500,000	600,000
Purchase option net of sellers credit										112,000,000	$ 112,000,000	$ 112,000,000
SFL | Subsequent Event
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel		8
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8						8					8
Number of operating leases											1	1	2
Aggregate price sold en-bloc					$ 272,000,000.0
Duration of time charter					10 years
Daily time charter rate										16,127						$ 17,600
Daily operating expense rate									$ 7,000							$ 7,000
Daily time charter rate						$ 14,900
Profit share percentage																33.00%
Basis spread on variable rate																0.233%
Daily time charter rate, adjusted																$ 50
Charter term, contractual																7 years
Daily time charter rate, adjusted																$ 25
Charter term, contractual																3 years
Profit share expense										6,400,000			$ 0	$ 3,000,000
Number of vessels sold and leased back | vessel											8
Purchase option net of sellers credit					$ 112,000,000												$ 112,000,000
Charter contract term																	10 years
Charter term extension					3 years												3 years
Daily time charter rate extension					$ 14,900												$ 14,900
Total minimum lease period																	13 years
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900																	$ 16,435
Unrelated Third Party | Golden Hawk
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit				$ 15,300,000		$ 15,300,000			$ 15,300,000	15,300,000	$ 15,300,000	$ 15,300,000
Gain on sale of assets			$ 5,800,000
Decrease due to reduction in charter hire period										$ 800,000